Change in significant accounting policy - Classification of heavy equipment tires (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Inventories	$ 75,660	$ 69,027
Property, plant and equipment	1,358,852	1,251,874
Investments in affiliates and joint ventures	70,416	84,692
Total assets	1,819,753	1,694,500
Accrued liabilities	89,308	78,010
Total liabilities	1,363,132	1,305,464
Retained earnings	176,463	156,271
Accumulated other comprehensive income	9,387	(1,102)
Shareholders' equity	456,621	389,036	$ 356,876
Total liabilities and shareholders' equity	1,819,753	1,694,500
Consolidated Statement of Operations and Comprehensive Income
Cost of sales	904,775	770,800
Depreciation	217,232	185,005
Gross profit	162,284	209,982
Loss on disposal of property, plant and equipment	822	767
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Current income tax expense	7,961	(3,270)
Net income	33,834	44,009
Other comprehensive income	(10,489)	695
Comprehensive income	$ 44,323	$ 43,314
Basic net income per share (in CAD per share)	$ 1.18	$ 1.64
Without change/As originally reported
Consolidated Balance Sheets
Inventories	$ 84,607	$ 74,081
Property, plant and equipment	1,353,797	1,246,584
Investments in affiliates and joint ventures	70,143	84,692
Total assets	1,823,372	1,694,264
Accrued liabilities	90,139	77,908
Total liabilities	1,363,963	1,305,362
Retained earnings	179,251	156,125
Accumulated other comprehensive income	9,387	(1,090)
Shareholders' equity	459,409	388,902
Total liabilities and shareholders' equity	1,823,372	1,694,264
Consolidated Statement of Operations and Comprehensive Income
Cost of sales	919,726	789,056
Depreciation	201,773	166,683
Gross profit	162,792	210,048
Loss on disposal of property, plant and equipment	(2,836)	767
Equity loss (earnings) in affiliates and joint ventures	11,604	(15,299)
Current income tax expense	8,843	(3,280)
Net income	36,845	44,085
Other comprehensive income	(10,489)	683
Comprehensive income	$ 47,334	$ 43,402
Basic net income per share (in CAD per share)	$ 1.29	$ 1.65
Effect of change
Consolidated Balance Sheets
Inventories	$ (8,947)	$ (5,054)
Property, plant and equipment	5,055	5,290
Investments in affiliates and joint ventures	273	0
Total assets	(3,619)	236
Accrued liabilities	(831)	102
Total liabilities	(831)	102
Retained earnings	(2,788)	146
Accumulated other comprehensive income	0	(12)
Shareholders' equity	(2,788)	134
Total liabilities and shareholders' equity	(3,619)	236
Consolidated Statement of Operations and Comprehensive Income
Cost of sales	(14,951)	(18,256)
Depreciation	15,459	18,322
Gross profit	(508)	(66)
Loss on disposal of property, plant and equipment	3,658	0
Equity loss (earnings) in affiliates and joint ventures	(273)	0
Current income tax expense	(882)	10
Net income	(3,011)	(76)
Other comprehensive income	0	12
Comprehensive income	$ (3,011)	$ (88)
Basic net income per share (in CAD per share)	$ (0.11)	$ (0.01)